Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued compensation	$ 8,562	$ 5,424
Accrued sales taxes payable	372	879
Accrued professional services	1,742	754
Accrued materials	3,094	401
Accrued other	1,437	272
Accrued warranty	452	41	$ 317
Accrued expenses	$ 15,659	$ 7,771